UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washing DC 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 September
2005

Check here if Amendment [  ]; Amendment Number: ___________
This Amendment (Check only one.):  [  ] is a restatement.

[  ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:		Horseman Capital Management Limited
Address:		9 Chester Close
		London
		SW1X 7BE
		UK

Form 13F File Number: 28- _______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorised to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Christopher Parker Harrison
Title:		Director
Phone:		+44 207 838 7580

Signature,  Place, and Date of Signing:

C P Harrison			London		20th October 2005
[Signature]			[City, State]			[Date]

Report Type (Check only one):

[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings
of this reporting manager are reported in this report).

[  ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting
      manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                                                        Value      Shares    Investmen  Other   Voting
Name of Issuer             Title of Class ID_CUSIP    (x$1000)       No.     DiscretioManagers Authority
Agrium Inc                 Common Share   008916108       10,985       500000   YES     None     Sole
All State Corp             Common Share   020002101       19,390       350700   YES     None     Sole
Apache Corp                Common Share   037411105       31,552       419460   YES     None     Sole
Apple Computer Co          Common Share   037833100       11,794       220000   YES     None     Sole
Archer Daniels Midland     Common Share   039483102       14,446       585800   YES     None     Sole
Bank of America            Common Share   060505104       10,525       250000   YES     None     Sole
Becton Dickinson & Co      Common Share   075887109       10,329       197000   YES     None     Sole
Burlington Northern        Common Share   12189T104       25,427       425200   YES     None     Sole
Burlington Resources Inc   Common Share   122014103       38,407       472300   YES     None     Sole
Caterpillar Inc            Common Share   149123101       18,812       320200   YES     None     Sole
Chesapeake Energy Corp     Common Share   165167107       33,147       866600   YES     None     Sole
ConocoPhillips             Common Share   20825C104       39,660       567300   YES     None     Sole
Daewoo Shipbuilding        Common Share   23373A207       12,016       266500   YES     None     Sole
Deere & Co                 Common Share   244199105        9,198       150300   YES     None     Sole
Devon Energy Corp          Common Share   25179M103       34,800       507000   YES     None     Sole
DR Horton Inc              Common Share   23331A109       10,992       303465   YES     None     Sole
Enerplus Resources Fund    Units          2727437US       16,095       341400   YES     None     Sole
Harvest Energy Trust       Units          B01DK96US        1,362        41652   YES     None     Sole
Health Care Reit           Common Share   42217K106        3,987       107500   YES     None     Sole
Lennar Corp                Common Share   526057104       14,856       248600   YES     None     Sole
Louisiana-Pacific Corp     Common Share   546347105        9,603       346800   YES     None     Sole
Mack-Cali Realty Corp      Common Share   554489104        9,199       204700   YES     None     Sole
Macquarie Infrastructure   Common Share   55607X108        4,230       150000   YES     None     Sole
Maverick Tube Corp         Common Share   577914104        7,800       260000   YES     None     Sole
Metlife Inc                Common Share   59156R108       16,075       322600   YES     None     Sole
Norfolk Southern Corp      Common Share   655844108       20,852       514100   YES     None     Sole
Phelps Dodge Corp          Common Share   717265102        1,559        12000   YES     None     Sole
Posco ADR                  Common Share   693483109       15,011       265400   YES     None     Sole
Pulte Homes Inc            Common Share   745867101       20,331       473700   YES     None     Sole
Re-Ins Group of America    Common Share   759351109        8,940       200000   YES     None     Sole
Talisman Energy ADR        Common Share   87425E103       21,797       446300   YES     None     Sole
Torchmark Corp             Common Share   891027104       12,188       230700   YES     None     Sole
United States Steel Corp   Common Share   912909108       11,490       271300   YES     None     Sole
Usi Minas                  Common Share   917302200        3,690       160300   YES     None     Sole